POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 24, 2015 TO THE PROSPECTUS

DATED FEBRUARY 27, 2015 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

Important Notice Regarding Change in the Name for the PowerShares S&P 500® High Dividend Portfolio (the “Fund”)

Effective September 25, 2015, the name of the Fund will change to the PowerShares S&P 500® High Dividend Low Volatility Portfolio. Therefore, on that date, all references to the name of the Fund in the prospectus are replaced with PowerShares S&P 500® High Dividend Low Volatility Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-6 092415